Derivative Liability	12 Months Ended
Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Liability

11. Derivative Liability

During the year ended December 31, 2020, the Company recorded a gain of $1,164,802 upon the extinguishment of a derivative liability as a result of the conversion of certain convertible notes (see Note 6) and cancellation of warrants, leaving no remaining derivative liability at December 31, 2021 or 2020.